Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Liquidity and Capital Resources

Liquidity and Capital Resources

Historically, the Company has incurred net losses and negative cash flows from operations which raise substantial doubt about the Company's ability to continue as a going concern. The Company has principally financed these losses from the sale of equity securities and the issuance of debt instruments.

The Company may be required to raise additional funds through various sources, such as equity and debt financings. While the Company believes it is probable that such financings could be secured, there can be no assurance the Company will be able to secure additional sources of funds to support its operations, or if such funds are available, that such additional financing will be sufficient to meet the Company's needs or on terms acceptable to us.

At June 30, 2019, the Company had cash of approximately $847,000. Together with the Company's current operational plan and budget, the Company believes that it is probable that it will have sufficient cash to fund its operations into at least the fourth quarter of 2020. However, actual results could differ materially from the Company's projections.

On August 5th, 2019 the Company entered into an Equity Purchase agreement with Crown Bridge Partners, LLC ("Crown"), whereby Crown are committed to purchase up to $10.0 million of new common stock from the Company at the Company's option during the next three years. The amount is determined by the market value of trades and priced at an 18% discount to average market price. As of today no shares have been sold under the Crown Equity Purchase plan. In coordination with the Equity Purchase agreement the Company entered into a six month loan with Labrys Fund, LP of $180,000 issued at a 10% original issue discount, the Company therefore received net proceeds of $162,000. and an annual coupon rate of 12%.

However, actual results could materially differ from the Company's projections. Accordingly, the Company may be required to raise additional funds through various sources. While the Company believes it is probable that such financings could be secured, there can be no assurance that the Company will be able to secure additional sources of funds to support its operations, or if such funds are available, that such additional financing will be sufficient to meet the Company's needs or on terms acceptable to us.

Liquidity and Capital Resources

Historically, the Company has incurred net losses and negative cash flows from operations. The Company has principally financed these losses from the sale of equity securities.

On February 4, 2019 the Company sold its equity stake in BWS for $2.0 million of which $1.5 million was received in cash immediately and the balance is payable by December 31, 2019. The impact on the Company’s liquidity is twofold, (i) the immediate increase in cash balances of $1.5 million, and (ii) the ceasing of the investment funding to cover the Banana Whale software development.

In addition, and as more fully described in Note 3, the Company acquired three additional operating entities during 2018. Coupled with the reduction of expenses due to the disposal of the interest in BWS described above, the Company projects the results of these acquisitions will provide positive cash contributions to the Company’s corporate and central costs by the fourth quarter of 2019.

At December 31, 2018, the Company had cash of $353,000. In addition, in February 2019, the Company received cash proceeds of $1,500,000 together with a promissory note for $500,000 for the disposal of the Company’s interest in BWS. Together with the cash on hand as a result of these transactions and based on the Company’s current operational plan and budget, the Company believes that it is probable that it has will have sufficient cash to fund its operations into at least the second quarter of 2020.

However, actual results could materially differ from the Company’s projections. Accordingly, the Company may be required to raise additional funds through various sources, such as equity and debt financings. While the Company believes it is probable that such financings could be secured, there can be no assurance the Company will be able to secure additional sources of funds to support its operations, or if such funds are available, that such additional financing will be sufficient to meet the Company’s needs or on terms acceptable to us.

Basis of Accounting and Presentation

Foreign Currency Translation

The reporting currency of the Company is the United States dollar. Assets and liabilities other than those denominated in U.S. dollars, primarily in Singapore, the United Kingdom and China, are translated into United States dollars at the rate of exchange at the balance sheet date. Revenues and expenses are translated at the average rate of exchange throughout the period. Gains or losses from these translations are reported as a separate component of other comprehensive income (loss) until all or a part of the investment in the subsidiaries is sold or liquidated. The translation adjustments do not recognize the effect of income tax because the Company expects to reinvest the amounts indefinitely in operations.

Transaction gains and losses that arise from exchange-rate fluctuations on transactions denominated in a currency other than the functional currency are included in general and administrative expenses.

Basis of Accounting and Presentation These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States.
Foreign Currency Translation

Foreign Currency Translation

The reporting currency of the Company is the United States dollar. Assets and liabilities other than those denominated in U.S. dollars, primarily in Singapore, the United Kingdom and China, are translated into United States dollars at the rate of exchange at the balance sheet date. Revenues and expenses are translated at the average rate of exchange throughout the period. Gains or losses from these translations are reported as a separate component of other comprehensive income (loss) until all or a part of the investment in the subsidiaries is sold or liquidated. The translation adjustments do not recognize the effect of income tax because the Company expects to reinvest the amounts indefinitely in operations.

Transaction gains and losses that arise from exchange-rate fluctuations on transactions denominated in a currency other than the functional currency are included in general and administrative expenses.

Cash

Cash

Cash and cash equivalents include bank demand deposit accounts and highly liquid short term investments with maturities of three months or less when purchased. Cash consists of checking accounts held at financial institutions in Hong Kong which, at times, balances may exceed insured limits. The Company has not experienced any losses related to these balances, and management believes the credit risk to be minimal.

Accounts receivable, concentrations and revenue recognition

Accounts Receivable, Revenue Recognition and Concentrations

Performance Obligations - A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account under the revenue recognition standard. The transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The Company's contracts do not typically have variable consideration that needs to be considered when the contract consideration is allocated to each performance obligation.

Revenue Recognition – We recognize revenues from each business segment as described below:

1.	123Wish derives income from user subscriptions, sale of merchandise, sale of tickets for experiences with social media influencers and artists, and the sale of corporate sponsorships, each of which is a separate performance obligation. User subscriptions cover a defined period of time (typically one month) and the revenue is recognized as the Company satisfies the requisite performance obligation (over the defined subscription period). Sale of merchandise and tickets are recognized when the customer has paid for the item and when the merchandise and/or ticket has been delivered to the customer. Corporate sponsorship packages are non-refundable and relate to brand association. The Company has no further service deliverable to the sponsor and the revenue is recognized when the agreement is entered into by both parties and the required marketing materials have been delivered to the corporate sponsor for their use.

2.	Love Media House derives income from recording and video services. Income is recognized when the recording and video services are performed and the final customer product is delivered and the point at which the performance obligation is satisfied. These revenues are non-refundable.

3.	Browning Production & Entertainment, Inc derives income from the advertising associated with the airing of television series produced by BP&E and also license income from the show of series on certain channels based on the number of viewers attracted. Advertising revenue is recognized when the series to which the advertising relates is aired.

The Company does not have off-balance sheet credit exposure related to its customers. As of June 30, 2019 three customers accounted for 76% of the accounts receivable balance and as of December 31, 2018, three customers accounted for 68% of the accounts receivable balance. Three customers accounted for 34% of the revenue for the six months ended June 30, 2019 and one customer accounted for 82% of the revenue for the six months ended June 30, 2018.

Accounts receivable, concentrations and revenue recognition

1.	Digital secure messaging revenue involves the sale of user licenses, at a fixed price per license, to the customers, which is our sole performance obligation under the existing licensing agreements. The Company recognizes the revenue from the sale of the user licenses when the valid licenses have been delivered to the customer’s server in useable form.

2.	123Wish derives income from user subscriptions, sale of merchandise, sale of tickets for experiences with social media influencers and artists, and the sale of corporate sponsorships, each of which is a separate performance obligation. User subscriptions cover a defined period of time (typically one month) and the revenue is recognized as the Company satisfies the requisite performance obligation (over the defined subscription period). Sale of merchandise are recognized when the customer has paid for the item and when the merchandise has been delivered to the customer. Corporate sponsorship packages are non-refundable and relate to brand association. The Company has no further service deliverable to the sponsor and the revenue is recognized when the agreement is entered into by both parties and the required marketing materials have been delivered to the corporate sponsor for their use.

3.	Love Media House derives income from recording and video services. Income is recognized when the recording and video services are performed and the final customer product is delivered and the point at which the performance obligation is satisfied. These revenues are non-refundable.

4.	Banana Whale derives income primarily through licensing arrangements with gaming customers. Under these arrangements, Banana Whale provides the customers with a license (functional IP), implementation services and ad-hoc support, which may include unspecified upgrades and enhancements. The Company has determined that these promised goods and services represent one combined performance obligation since the individual promised goods or services are not distinct in the context of the contract. The revenues earned from the arrangements are primarily based on usage-based royalties. As the Company has determined that the license is the predominant item to which the royalty relates, revenues are recognized when the related sale or usage by the customer to which the royalty relates, occurs.

5.	Browning Production & Entertainment, Inc derives income from the advertising associated with the airing of television series produced by BP&E and also license income from the show of series on certain channels based on the number of viewers attracted advertising. The advertising revenue is recognized when the series to which the advertising relates is aired. Customer payments received prior to the satisfaction of the company’s performance obligation are recorded as deferred revenue in the Company’s consolidated balance sheet.

The Company does not have off-balance sheet credit exposure related to its customers. As of December 31, 2018 three customers accounted for 68% of the accounts receivable balance and as of December 31, 2017, one customer accounted for 100% of the accounts receivable balance. Two customers accounted for 31% of the revenue for the year ended December 31, 2018 and one customer accounted for 76% of the revenue for the year ended December 31, 2017.

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-09, “Revenue from Contracts with Customers,” which supersedes the revenue recognition requirements of Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition” and most industry-specific guidance on revenue recognition throughout the ASC. The new standard is principles-based and provides a five step model to determine when and how revenue is recognized. The core principle of the new standard is that revenue should be recognized when a company transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The new standard also requires disclosure of qualitative and quantitative information surrounding the amount, nature, timing and uncertainty of revenues and cash flows arising from contracts with customers. Topic 606 was effective for us in the first quarter of the year ended December 31, 2018 and adoption did not have a material impact on our financial statements.

In April 2016, the FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing.” ASU 2016-10 clarifies the implementation guidance on identifying performance obligations. This ASU applies to all companies that enter into contracts with customers to transfer goods or services. Topic 606 was effective for us in the first quarter of the year ending December 31, 2018 and adoption did not have a material impact on our financial statements.

Intangible Assets

Intangible Assets

Intangible assets include software development costs, acquired technology and customer lists and are amortized on a straight-line basis over the estimated useful lives ranging from four to five years. The Company periodically evaluates whether changes have occurred that would require revision of the remaining estimated useful life. The Company performs periodic reviews of its capitalized intangible assets to determine if the assets have continuing value to the Company. As a result of this review, an impairment change relating to Horizon Software totaling $3.8 million was recognized in the year ended December 31, 2018 (2017: $nil).

Impairment of Other Long-Lived Assets

Impairment of Other Long-Lived Assets

The Company evaluates the recoverability of its property and equipment and other long-lived assets whenever events or changes in circumstances indicate impairment may have occurred. An impairment loss is recognized when the net book value of such assets exceeds the estimated future undiscounted cash flows attributed to the assets or the business to which the assets relate. Impairment losses, if any, are measured as the amount by which the carrying value exceeds the fair value of the assets. During the years ended December 31, 2018 and 2017 the Company recorded no impairment losses related to the Company’s long-lived assets other than the previously discussed intangible asset impairment charge. The impairment determination is subject to a high degree of estimation uncertainty and are ongoing as we continue to develop the acquired companies.

Income Taxes

Income Taxes

The Company continually evaluates its uncertain income tax positions and may record a liability for any unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties are recorded as a component of interest expense and other expense, respectively.

Because tax laws are complex and subject to different interpretations, significant judgment is required. As a result, the Company makes certain estimates and assumptions in: (1) calculating its income tax expense, deferred tax assets, and deferred tax liabilities; (2) determining any valuation allowance recorded against deferred tax assets; and (3) evaluating the amount of unrecognized tax benefits, as well as the interest and penalties related to such uncertain tax positions. The Company’s estimates and assumptions may differ significantly from tax benefits ultimately realized. Historically the Company has not filed income tax returns and the related required informational filings in the US. Certain informational filings if not filed contain penalties and such penalties could be material. The Company is currently addressing this issue with advisors to determine the amount, if any, of potential payments due. Given the complexity of the issue the Company is unable to quantify a range of potential loss, if any. Accordingly no liability has been recorded in the accompanying consolidated balance sheets in respect of this matter.

Income Taxes

Deferred income tax assets and liabilities are determined based on temporary differences between financial reporting and tax bases of assets and liabilities, operating loss, and tax credit carryforwards, and are measured using the enacted income tax rates and laws that will be in effect when the differences are expected to be recovered or settled. Realization of certain deferred income tax assets is dependent upon generating sufficient taxable income in the appropriate jurisdiction. The Company records a valuation allowance to reduce deferred income tax assets to amounts that are more likely than not to be realized. The initial recording and any subsequent changes to valuation allowances are based on a number of factors (positive and negative evidence). The Company considers its actual historical results to have a stronger weight than other, more subjective, indicators when considering whether to establish or reduce a valuation allowance.

The Company continually evaluates its uncertain income tax positions and may record a liability for any unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties are recorded as a component of interest expense and other expense, respectively.

Because tax laws are complex and subject to different interpretations, significant judgment is required. As a result, the Company makes certain estimates and assumptions in: (1) calculating its income tax expense, deferred tax assets, and deferred tax liabilities; (2) determining any valuation allowance recorded against deferred tax assets; and (3) evaluating the amount of unrecognized tax benefits, as well as the interest and penalties related to such uncertain tax positions. The Company’s estimates and assumptions may differ significantly from tax benefits ultimately realized. Historically the Company has not filed income tax returns and the related required informational filings in the US. Certain informational filings if not filed contain penalties. The Company is currently addressing this issue with advisors to determine the amount of potential payments due. Given the complexity of the issue the Company is unable to quantify a range of potential loss. Accordingly no liability has been recorded in the accompanying consolidated balance sheets in respect of this matter. However, such potential penalties may be material to the Company’s financial statements.

Net Loss per Share

Net Loss per Share

Basic net loss per share is calculated by dividing the net loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. Diluted loss per share takes into consideration common shares outstanding (computed under basic loss per share) and potentially dilutive securities. For the three and six month periods ended June 30, 2019 and 2018, outstanding warrants are antidilutive because of net losses, and as such, their effect has not been included in the calculation of diluted net loss per share. Common shares issuable are considered outstanding as of the original approval date for purposes of earnings per share computations.

Net Loss per Share

Basic net loss per share is calculated by dividing the net loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. Diluted loss per share takes into consideration common shares outstanding (computed under basic loss per share) and potentially dilutive securities. For the years ended December 31, 2018 and 2017, all outstanding warrants are antidilutive because of net losses, and as such, their effect has not been included in the calculation of diluted net loss per share. Common shares issuable are considered outstanding as of the original approval date for purposes of earnings per share computations.

Accumulated Other Comprehensive Income (Loss)

Accumulated Other Comprehensive Income (Loss)

Other comprehensive income (loss), as defined, includes net income (loss), foreign currency translation adjustment, and all changes in equity (net assets) during a period from non-owner sources. To date, the Company has not had any significant transactions that are required to be reported in other comprehensive income (loss), except for foreign currency translation adjustments.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the fiscal period. The Company makes estimates for, among other items, useful lives for depreciation and amortization, determination of future cash flows associated with impairment testing for long-lived assets, determination of the fair value of stock options and warrants, determining fair values of assets acquired and liabilities assumed in business combinations, valuation allowance for deferred tax assets, allowances for doubtful accounts, and potential income tax assessments and other contingencies. The Company bases its estimates on historical experience, current conditions, and other assumptions that it believes to be reasonable under the circumstances. Actual results could differ from those estimates and assumptions.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the fiscal year. The Company makes estimates for, among other items, useful lives for depreciation and amortization, determination of future cash flows associated with impairment testing for long-lived assets, determination of the fair value of stock options and warrants, valuation allowance for deferred tax assets, allowances for doubtful accounts, and potential income tax assessments and other contingencies. The Company bases its estimates on historical experience, current conditions, and other assumptions that it believes to be reasonable under the circumstances. Actual results could differ from those estimates and assumptions.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, “Leases,” which created a new Topic, ASC Topic 842 and established the core principle that a lessee should recognize the assets, representing rights-of-use, and liabilities to make lease payments, that arise from leases. For leases with a term of 12 months or less, a lessee is permitted to make an election under which such assets and liabilities would not be recognized, and lease expense would be recognized generally on a straight-line basis over the lease term. This standard is effective for the Company beginning in 2019 and was adopted by the Company for the year beginning January 1, 2019. The Company has evaluated the impact of this revised guidance on its financial statements and determined it had no material impact, as the Company has no leasing arrangements with terms greater than one year.

Share-Based Compensation

Share-Based Compensation

The Company accounts for stock-based awards at fair value on date of grant and recognition of compensation over the service period for awards expected to vest.  The fair value of stock options is determined using the Black-Scholes option pricing model, which includes subjective judgements about the expected life of the awards, forfeiture rates and stock price volatility.

Stock-based payments

The Company accounts for stock-based awards at fair value on date of grant and recognition of compensation over the service period for awards expected to vest. The fair value of stock options is determined using the Black-Scholes option pricing model, which includes subjective judgements about the expected life of the awards, forfeiture rates and stock price volatility.

Fair Value Measurements

Fair Value Measurements

GAAP establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by GAAP are described below:

●	Level 1 - Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.
●	Level 2 - Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.
●	Level 3 - Pricing inputs that are generally observable inputs and not corroborated by market data.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The Company’s Level 3 financial liabilities consist of contingent consideration relating to the acquisitions of 123Wish and LMH which requires significant judgment or estimation (see Note 3).